Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity File Number	001-36439
Entity Registrant Name	PRECIPIO, INC.
Entity Central Index Key	0001043961
Entity Tax Identification Number	91-1789357
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Science Park
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06511
City Area Code	203
Local Phone Number	787-7888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false